DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITY
Derivative Liability

NOTE 11.  DERIVATIVE LIABILITY

In September 2021, the Company completed a financing transition and received $2,500,000 from the Purchaser and in exchange issued an 18% Original Issue Discount Convertible Debenture in the principal amount of $3,048,781. The debenture includes voluntary and automatic conversion features at a variable conversion prices convertible into the Company’s common shares at an undetermined future date. In 2019, the Company borrowed $70,000 under convertible promissory note agreements from an unrelated party that are due upon demand.  The notes bear interest at a rate of 10% per annum and are convertible into the Company’s common shares at a variable conversion price based on a 50% discount of the market price at an undetermined future date. The Company analyzed the conversion features of the debenture and note agreements for derivative accounting consideration under ASU 2017-11 (ASC 815-15, Derivatives and Hedging), and determined the embedded conversion features should be classified as a derivative because the exercise price of the convertible debenture and notes are subject to variable conversion rates and should therefore be accounted for at fair value under ASC 820 and ASC 825. In accordance with ASC 815-15, the Company has bifurcated the conversion features of the debenture and notes and recorded a derivative liability.

The embedded derivative for the debenture and the notes were carried on the Company’s balance sheet at fair value. The derivative liability was revalued each measurement period and any unrealized change in fair value is recorded as a component of the Consolidated Statement of Operations and the associated fair value carrying amount on the balance sheet was adjusted by the change.

The Company fair valued the debenture embedded derivative using a Monte Carlo simulation model based on the following assumptions: (1) expected volatility of 120%, (2) risk-free interest rate of 0.05%, and (3) expected life from 4 to 6 months. On September 28, 2021, the Closing Date of the transaction, the fair value of the embedded derivative was $980,000 and is amortized to interest over the term of the Debenture. Utilizing level 3 inputs, the Company recorded a fair value loss of $60,000 for the year ended December 31, 2021. The fair value of the embedded derivative recorded on the balance sheet as a liability was $1,040,000 at December 31, 2021.

The Company fair valued the notes embedded derivatives using a Monte Carlo simulation model based on the following assumptions: (1) expected volatility of 180%, (2) risk-free interest rate of 0.13%, and (3) expected life from 1 month to 1 year. On March 1, 2019, the date of the first note, the fair value of the embedded derivative was $28,000. On May 3, 2019, the date of the second note, the fair value of the embedded derivative was $28,100. On October 26, 2019, the date of the third note, the fair value of the embedded derivative was $8,700. The notes carried an embedded conversion feature of $64,800 that was fully amortized to interest expense during the year ended December 31, 2019. The notes were not converted and deemed paid in full at the closing of the Transaction on June 5, 2020. The principal amounts of these notes were settled and transferred to the APA Note and a loss on debt extinguishment of $273,462 was recognized during the year ended December 31, 2020.  The fair value of the embedded derivative recorded on the balance sheet as a liability was none at December 31, 2020. Utilizing level 3 inputs, the Company recorded a fair value gain of $60,650 for the year ended December 31, 2020.

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2019	$60,650
Fair value adjustments (including settlements)	(60,650)
Balance at December 31, 2020	$-

Balance at December 31, 2020	$-
Fair value of derivatives issued	980,000
Fair value adjustments	60,000
Balance at December 31, 2021	$1,040,000